Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Taxes Payable
Sales tax		¥ 55,996	¥ 60,631
Withholding individual income taxes for employees		131,006	88,548
Enterprise income taxes		1,360,686	531,788
Others		174,813	55,247
Total taxes payable	$ 248,092	¥ 1,722,501	¥ 736,214